Financial assets at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	₩ 59,091,403	₩ 53,163,143
Debt securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	55,086,692	48,401,142
Government
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	4,248,448	2,873,419
Financial institutions
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	13,997,922	12,711,074
Corporation
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	9,356,842	8,541,514
Stocks with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	583,590	598,858
Equity investment with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,860,195	1,458,933
Beneficiary certificates
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	12,451,709	10,678,620
Commercial Papers
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	6,369,854	5,160,063
CMA
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	2,806,485	3,723,401
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	3,411,647	2,655,260
Equity securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,736,459	1,597,940
Stocks
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,627,020	1,488,743
Equity investments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,697	0
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	107,742	109,197
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	2,268,252	3,164,061
Loans at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	2,016,801	2,154,821
Due from banks at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	63,112	897,525
Gold and silver deposits
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	₩ 188,339	₩ 111,715